PGIM Jennison Focused Growth Fund Expense Example - PGIM Jennison Focused Growth Fund	Feb. 28, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 649
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,811
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	1,960
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 879